UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report for

Fidelity ® Global Strategies Fund

August 31, 2012

1.852679.104

DYS-QTLY-1012

Consolidated Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 28.2%
	Shares	Value
Diversified Emerging Markets Funds - 1.4%
Claymore/BNY Mellon Frontier Markets ETF	140,000	$ 2,706,200
EGShares Emerging Markets Consumer ETF (d)	128,500	2,978,630
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		5,684,830
Foreign Large Blend Funds - 4.7%
Fidelity Total International Equity Fund (e)	2,706,874	18,948,119
Japan Stock Funds - 2.2%
iShares MSCI Japan Index ETF	320,000	2,899,200
WisdomTree Japan Hedged Equity ETF	182,100	5,703,372
TOTAL JAPAN STOCK FUNDS		8,602,572
Large Blend Funds - 8.7%
Fidelity Mega Cap Stock Fund (e)	778,134	9,010,787
iShares S&P 100 Index ETF (d)	167,100	10,863,171
SPDR S&P 500 ETF Trust	105,600	14,914,944
TOTAL LARGE BLEND FUNDS		34,788,902
Large Growth Funds - 1.3%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	241,696	5,065,949
Latin America Stock Funds - 0.2%
iShares MSCI Chile Index ETF	15,200	913,520
Mid-Cap Value Funds - 3.0%
iShares Dow Jones Select Dividend Index ETF	209,300	11,965,681
Pacific Asia ex-Japan Stock Funds - 1.6%
iShares MSCI Malaysia Index ETF (d)	170,500	2,477,365
iShares MSCI Thailand Investable Market Index ETF (d)	29,500	2,084,175
Market Vectors Indonesia Index ETF	72,800	1,991,080
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		6,552,620
Sector Funds - 1.8%
Consumer Staples Select Sector SPDR ETF (d)	204,800	7,262,208
Sector Funds - Real Estate - 1.8%
DJ Wilshire REIT ETF	70,000	5,183,500
iShares FTSE NAREIT Residential Index ETF (d)	42,400	2,075,734
TOTAL SECTOR FUNDS - REAL ESTATE		7,259,234
Equity Funds - continued
	Shares	Value
Sector Funds - Utilities - 1.5%
Utilities Select Sector SPDR ETF	168,800	$ 6,129,128
TOTAL EQUITY FUNDS (Cost $109,203,502)		113,172,763
Fixed-Income Funds - 40.6%

Bank Loan Funds - 3.9%
Fidelity Floating Rate High Income Fund (e)	1,577,587	15,602,337
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (e)	543,649	9,464,933
Inflation-Protected Bond Funds - 4.5%
iShares Barclays TIPS Bond ETF	149,200	18,074,088
Intermediate-Term Bond Funds - 21.2%
Fidelity Investment Grade Bond Fund (e)	4,392,315	35,050,672
iShares Barclays Aggregate Bond ETF	443,700	49,858,569
TOTAL INTERMEDIATE-TERM BOND FUNDS		84,909,241
Long Government Bond Funds - 6.1%
iShares Barclays 20+ Year Treasury Bond ETF (d)	191,200	24,420,064
Long-Term Bond Funds - 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,400	4,035,722
Sector Funds - Real Estate - 0.6%
Fidelity Real Estate Income Fund (e)	217,454	2,496,377
World Bond Funds - 1.0%
SPDR Barclays Capital International Treasury Bond ETF	64,100	3,874,845
TOTAL FIXED-INCOME FUNDS (Cost $156,447,431)		162,877,607
Other - 8.0%

Commodity Funds - Precious Metals - 4.0%
iShares COMEX Gold Trust ETF (a)	965,000	15,903,200
Exchange - Traded Notes - Energy - 2.4%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	9,588,916
Other - continued
	Shares	Value
Exchange Traded Notes - 0.5%
iPath S&P 500 VIX Short-Term Futures ETN (issued by Barclays Bank PLC, maturity date 1/30/19)	174,800	$ 2,011,949
Specialty Precious Metals Funds - 1.1%
Market Vectors Gold Miners ETF	95,000	4,554,300
TOTAL OTHER (Cost $26,147,925)		32,058,365
Money Market Funds - 20.5%

Money Market Funds - 20.5%
Fidelity Cash Central Fund, 0.17% (b)	80,636	80,636
Fidelity Institutional Money Market Portfolio Institutional Class (e)	60,009,889	60,009,889
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	22,053,300	22,053,300
TOTAL MONEY MARKET FUNDS (Cost $82,143,825)		82,143,825
Cash Equivalents - 7.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $29,922,000)	$ 29,922,000	29,922,000
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $403,864,683)		420,174,560
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(19,142,320)
NET ASSETS - 100%		$ 401,032,240
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,922,000 due 9/04/12 at 0.18%
Barclays Capital, Inc.	$ 1,563,941
Citibank NA	3,909,853
Commerz Markets LLC	3,909,853
HSBC Securities (USA), Inc.	11,729,557
J.P. Morgan Securities, Inc.	1,954,926
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,853,870
$ 29,922,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	35,191
Total	$ 35,229
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	$ 8,358,670	$ -	$ 3,823,221	$ -	$ 5,065,949
Fidelity Floating Rate High Income Fund	15,221,509	129,939	-	129,939	15,602,337
Fidelity Institutional Money Market Portfolio Institutional Class	12,554,567	60,009,889	12,554,567	10,361	60,009,890
Fidelity Investment Grade Bond Fund	36,602,897	1,687,277	3,692,629	211,945	35,050,672
Fidelity Mega Cap Stock Fund	8,234,929	55,673	-	55,673	9,010,787
Fidelity New Markets Income Fund	8,702,978	104,377	-	104,377	9,464,933
Fidelity Real Estate Income Fund	2,347,690	26,444	-	26,444	2,496,377
Fidelity Total International Equity Fund	20,811,106	-	3,823,221	-	18,948,119
Total	$ 112,834,346	$ 62,013,599	$ 23,893,638	$ 538,739	$ 155,649,064
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 18,606,579	$ 2,000,000	$ 5,700,000	$ 15,980,274
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $404,847,039. Net unrealized appreciation aggregated $15,323,959, of which $20,741,525 related to appreciated investment securities and $5,417,566 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of August 31, 2012, the Fund held $15,980,274 in the Subsidiary, representing 4.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report for

Fidelity Advisor®
Global Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Global Strategies Fund

1.852739.104

ADYS-QTLY-1012

Consolidated Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 28.2%
	Shares	Value
Diversified Emerging Markets Funds - 1.4%
Claymore/BNY Mellon Frontier Markets ETF	140,000	$ 2,706,200
EGShares Emerging Markets Consumer ETF (d)	128,500	2,978,630
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		5,684,830
Foreign Large Blend Funds - 4.7%
Fidelity Total International Equity Fund (e)	2,706,874	18,948,119
Japan Stock Funds - 2.2%
iShares MSCI Japan Index ETF	320,000	2,899,200
WisdomTree Japan Hedged Equity ETF	182,100	5,703,372
TOTAL JAPAN STOCK FUNDS		8,602,572
Large Blend Funds - 8.7%
Fidelity Mega Cap Stock Fund (e)	778,134	9,010,787
iShares S&P 100 Index ETF (d)	167,100	10,863,171
SPDR S&P 500 ETF Trust	105,600	14,914,944
TOTAL LARGE BLEND FUNDS		34,788,902
Large Growth Funds - 1.3%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	241,696	5,065,949
Latin America Stock Funds - 0.2%
iShares MSCI Chile Index ETF	15,200	913,520
Mid-Cap Value Funds - 3.0%
iShares Dow Jones Select Dividend Index ETF	209,300	11,965,681
Pacific Asia ex-Japan Stock Funds - 1.6%
iShares MSCI Malaysia Index ETF (d)	170,500	2,477,365
iShares MSCI Thailand Investable Market Index ETF (d)	29,500	2,084,175
Market Vectors Indonesia Index ETF	72,800	1,991,080
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		6,552,620
Sector Funds - 1.8%
Consumer Staples Select Sector SPDR ETF (d)	204,800	7,262,208
Sector Funds - Real Estate - 1.8%
DJ Wilshire REIT ETF	70,000	5,183,500
iShares FTSE NAREIT Residential Index ETF (d)	42,400	2,075,734
TOTAL SECTOR FUNDS - REAL ESTATE		7,259,234
Equity Funds - continued
	Shares	Value
Sector Funds - Utilities - 1.5%
Utilities Select Sector SPDR ETF	168,800	$ 6,129,128
TOTAL EQUITY FUNDS (Cost $109,203,502)		113,172,763
Fixed-Income Funds - 40.6%

Bank Loan Funds - 3.9%
Fidelity Floating Rate High Income Fund (e)	1,577,587	15,602,337
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (e)	543,649	9,464,933
Inflation-Protected Bond Funds - 4.5%
iShares Barclays TIPS Bond ETF	149,200	18,074,088
Intermediate-Term Bond Funds - 21.2%
Fidelity Investment Grade Bond Fund (e)	4,392,315	35,050,672
iShares Barclays Aggregate Bond ETF	443,700	49,858,569
TOTAL INTERMEDIATE-TERM BOND FUNDS		84,909,241
Long Government Bond Funds - 6.1%
iShares Barclays 20+ Year Treasury Bond ETF (d)	191,200	24,420,064
Long-Term Bond Funds - 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,400	4,035,722
Sector Funds - Real Estate - 0.6%
Fidelity Real Estate Income Fund (e)	217,454	2,496,377
World Bond Funds - 1.0%
SPDR Barclays Capital International Treasury Bond ETF	64,100	3,874,845
TOTAL FIXED-INCOME FUNDS (Cost $156,447,431)		162,877,607
Other - 8.0%

Commodity Funds - Precious Metals - 4.0%
iShares COMEX Gold Trust ETF (a)	965,000	15,903,200
Exchange - Traded Notes - Energy - 2.4%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	9,588,916
Other - continued
	Shares	Value
Exchange Traded Notes - 0.5%
iPath S&P 500 VIX Short-Term Futures ETN (issued by Barclays Bank PLC, maturity date 1/30/19)	174,800	$ 2,011,949
Specialty Precious Metals Funds - 1.1%
Market Vectors Gold Miners ETF	95,000	4,554,300
TOTAL OTHER (Cost $26,147,925)		32,058,365
Money Market Funds - 20.5%

Money Market Funds - 20.5%
Fidelity Cash Central Fund, 0.17% (b)	80,636	80,636
Fidelity Institutional Money Market Portfolio Institutional Class (e)	60,009,889	60,009,889
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	22,053,300	22,053,300
TOTAL MONEY MARKET FUNDS (Cost $82,143,825)		82,143,825
Cash Equivalents - 7.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $29,922,000)	$ 29,922,000	29,922,000
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $403,864,683)		420,174,560
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(19,142,320)
NET ASSETS - 100%		$ 401,032,240
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,922,000 due 9/04/12 at 0.18%
Barclays Capital, Inc.	$ 1,563,941
Citibank NA	3,909,853
Commerz Markets LLC	3,909,853
HSBC Securities (USA), Inc.	11,729,557
J.P. Morgan Securities, Inc.	1,954,926
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,853,870
$ 29,922,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	35,191
Total	$ 35,229
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	$ 8,358,670	$ -	$ 3,823,221	$ -	$ 5,065,949
Fidelity Floating Rate High Income Fund	15,221,509	129,939	-	129,939	15,602,337
Fidelity Institutional Money Market Portfolio Institutional Class	12,554,567	60,009,889	12,554,567	10,361	60,009,890
Fidelity Investment Grade Bond Fund	36,602,897	1,687,277	3,692,629	211,945	35,050,672
Fidelity Mega Cap Stock Fund	8,234,929	55,673	-	55,673	9,010,787
Fidelity New Markets Income Fund	8,702,978	104,377	-	104,377	9,464,933
Fidelity Real Estate Income Fund	2,347,690	26,444	-	26,444	2,496,377
Fidelity Total International Equity Fund	20,811,106	-	3,823,221	-	18,948,119
Total	$ 112,834,346	$ 62,013,599	$ 23,893,638	$ 538,739	$ 155,649,064
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 18,606,579	$ 2,000,000	$ 5,700,000	$ 15,980,274
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $404,847,039. Net unrealized appreciation aggregated $15,323,959, of which $20,741,525 related to appreciated investment securities and $5,417,566 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of August 31, 2012, the Fund held $15,980,274 in the Subsidiary, representing 4.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012